INCOME TAX EXPENSES	12 Months Ended
Mar. 31, 2025
INCOME TAX EXPENSES
INCOME TAX EXPENSES

15. INCOME TAX EXPENSES

Bermuda and BVI

The Company and one of its subsidiaries, Jade Star, are domiciled in Bermuda and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and Jade Star do not accrue income taxes.

PRC

Pursuant to the Enterprise Income Tax Law of the PRC (the “EIT” Law) promulgated by the National People’s Congress on March 16, 2007 (effective from January 1, 2008), resident and non- resident enterprises deriving income from the PRC are subject to Enterprise Income Tax (“EIT”). Under the EIT Law, EIT applies to all enterprises, including foreign investment enterprises and domestic enterprises. The general applicable EIT tax rate in the PRC is 25%.

Fuxing Dress, Fulong Zipper, Jianxin Weaving, Fuxin Electroplating and Fookhing Zipper

Accordingly, Fuxing Dress, Fulong Zipper, Jianxin Weaving and Fuxin Electroplating are subject to EIT tax rate of 25% for the year ended March 31, 2025 (2024: 25%).

Fookhing Zipper

Fookhing Zipper holds the “New and High Technology Enterprise” certification (No. GR202235001433, issued on Dec 14, 2022, valid for 3 years), entitling it to a 15% preferential corporate tax rate. For the year ended March 31, 2025, its applicable EIT rate is 15% (2024: 15%).

Rental income from Xiamen Industrial is subjected to tax rate of 25% for the years ended March 31, 2025 (2024: 25%).

Fook Hing Trading and Fuxing HK

The statutory income tax applicable to Fook Hing Trading and Fuxing HK for the years ended March 31, 2025 is 16.5% (2024: 16.5%).

No provision for income tax has been made for Fuxing HK, as this company did not have any assessable profit during the years ended March 31, 2023, 2024 and 2025.

The income tax provision consists of the following components:

	For the years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Income tax:
Current year	290	297	211
Deferred tax:
Current year	-	-	-
	290	297	211

The income tax expense varied from the amount of income tax expense determined by applying the PRC income tax rate of 25% (2024: 25%) to profit before income tax as a result of the following differences:

	For the years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
(Loss) Profit before tax expenses:	(283)	1,353	1,804

Tax at the domestic income tax rate applicable to profits in the countries where the Company operates	(71)	596	429
Tax effect of non-taxable income	361	(299)	(218)
	290	297	211